Note 13 - Subsequent Events (Details Textual)	Sep. 27, 2018 USD ($)	Sep. 11, 2018 USD ($)	Jul. 11, 2018 USD ($)	Oct. 22, 2018 USD ($)	Jun. 30, 2018 USD ($)
Subsequent Event [Member] | Suezmax Vessels [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 92,500,000
Sale Leaseback Transaction, Lease Term		7 years
Sale Leaseback Transaction, Buy Back Option		3 years
Alpha Bank [Member]
Long-term Line of Credit, Total					$ 21,350,000
Alpha Bank [Member] | Pre-Delivery Financing of M/T Eco Marina Del Rey [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 10,140,000
Debt Instrument, Number of Available Tranches			5
Debt Instrument, Number of Capital Expenditure Payments to be Made with Proceeds			5
Line of Credit Facility, Commitment Fee Percentage			1.00%
Proceeds from Lines of Credit, Total			$ 1,690,000
Alpha Bank [Member] | Pre-Delivery Financing of M/T Eco Marina Del Rey [Member] | Subsequent Event [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			4.25%
Family Trading [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 20,000,000
Line of Credit Facility, Commitment Fee Percentage	2.00%
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Line of Credit Facility, Arrangement Fee Percentage	5.00%
Long-term Line of Credit, Total				$ 17,367,000